TAXES ON INCOME - Schedule of Reconciliation of Theoretical Tax Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Theoretical Tax Expense [Abstract]
Income before taxes on income, as reported in the statements of operations		$ 2,767	$ 4,964	$ 5,526
Income before taxes on income, as reported in the statements of operations, Percent		100.00%
Theoretical tax expense		$ 636	1,142	1,271
Theoretical tax expense, Percent		23.00%
Less - tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above		$ (272)	(583)	(757)
tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above, Percent		(9.82%)
Theoretical tax expense net of tax benefits		$ 364	559	514
Theoretical tax expense net of tax benefits, Percent		13.18%
Foreign tax effects		$ (115)
Foreign tax effects, Percent		(4.15%)
Changes in valuation allowance		$ (102)	(229)	(178)
Changes in valuation allowance, Percent		(3.68%)
Non-taxable or non-deductible items		$ 4
Non-taxable or non-deductible items, Percent		0.13%
Other adjustments		$ 12	(72)	(29)
Other adjustments, Percent		0.40%
Disallowable deductions			120	140
Taxes on income from previous years			(44)	(88)
TAXES ON INCOME		$ 163	$ 334	$ 359
TAXES ON INCOME, Percent	7.50%	5.88%